Summary of Status of Awards Under Stock-Based Compensation Plans and Agreements (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011 Year	Dec. 31, 2010	Dec. 31, 2009
Stock Unit
Awards
Outstanding at beginning of year	501,564
Granted	150,246
Exercised	(78,106)
Cancelled	(60,596)
Outstanding at end of period	513,108	501,564
Awards exercisable at end of period	3,446
Weighted-average fair value of awards granted	$ 85.28	$ 62.85	$ 54.31
Weighted average remaining contractual life
Outstanding at end of period	1.5
Awards exercisable at end of period	0.6
Stock Options And Stock Appreciation Rights
Awards
Outstanding at beginning of year	11,013,487
Granted	2,707,500
Exercised	(3,032,329)
Cancelled	(483,094)
Outstanding at end of period	10,205,564	11,013,487
Awards exercisable at end of period	4,348,803
Weighted-average fair value of awards granted	$ 21.93	$ 15.87	$ 12.08
Weighted average exercise price
Outstanding at beginning of year	$ 51.94
Granted	$ 82.17
Exercised	$ 51.46
Cancelled	$ 59.59
Outstanding at end of period	$ 59.74	$ 51.94
Awards exercisable at end of period	$ 50.62
Weighted average remaining contractual life
Outstanding at end of period	2.6
Awards exercisable at end of period	1.7